AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 1997

                                                       REGISTRATION NO. 33-48915
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                       GOVERNMENT SECURITIES INCOME FUND
              U.S. TREASURY STRATEGY TRUST--1, DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                            PAINEWEBBER INCORPORATED
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
 UNIT INVESTMENT TRUSTS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SMITH BARNEY INC.
                                                   TWO WORLD TRADE CENTER
                                                         101ST FLOOR
                                                     NEW YORK, NY 10048



PAINEWEBBER INCORPORATED   PRUDENTIAL SECURITIES  DEAN WITTER REYNOLDS INC.
   1285 AVENUE OF THE          INCORPORATED            TWO WORLD TRADE
        AMERICAS            ONE NEW YORK PLAZA       CENTER--59TH FLOOR
   NEW YORK, NY 10019       NEW YORK, NY 10292       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.      LEE B. SPENCER, JR.      LAURIE A. HESSLEIN
      P.O. BOX 9051         ONE NEW YORK PLAZA        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    NEW YORK, NY 10292       NEW YORK, NY 10013

    ROBERT E. HOLLEY            COPIES TO:           DOUGLAS LOWE, ESQ.
    1200 HARBOR BLVD.     PIERRE DE SAINT PHALLE, 130 LIBERTY STREET--29TH
   WEEHAWKEN, NJ 07087             ESQ.                     FLOOR
                           450 LEXINGTON AVENUE      NEW YORK, NY 10006
                            NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 13, 1997.

Check box if it is proposed that this filing will become effective on August 8, 1997 pursuant to paragraph (b) of Rule 485. / x /

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
                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


GOVERNMENT                    The objective of this Defined Fund is safety of
SECURITIES                    capital and current monthly income by investing in
INCOME FUND                   a portfolio of interest-bearing U.S. Treasury
U.S. TREASURY STRATEGY        securities with maturities of approximately one to
TRUSTSM--1                    five years. These securities are backed by the
(A UNIT INVESTMENT TRUST)     full faith and credit of the United States
------------------------------Government. By dividing its holdings among
/ / U.S. GOVERNMENT SECURITIESsecurities with staggered maturities, the fund
/ / LADDERED MATURITIES       forms a 'ladder' of investments. Laddering
/ / MONTHLY INCOME            arranges maturities over specified periods of time
/ / REINVESTMENT OPTION       which can reduce risk from interest rate
                              fluctuations. This strategy is also designed to produce a higher overall yield than shorter-term investments. Approximately once a year until 2007, the proceeds of each maturing Security in the Portfolio will be reinvested (an 'Extension') automatically into a then available U.S. Treasury security with a maturity of approximately five years (an 'Extension Security'). By continually reinvesting in five-year treasuries, the Fund is always invested in these longer-term, usually higher-yielding securities while maintaining for most of the Fund's life an average weighted maturity of 2 1/2 years for lower price volatility. Interest income is exempt from state personal income taxes in all states. There can be no assurance that the Fund will achieve its objective.
                              The value of units will fluctuate with the value of the Portfolio.
                              Minimum purchase: $250.



                              --------------------------------------------------
                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                              DISAPPROVED
                              BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                              STATE
                              SECURITIES COMMISSION NOR HAS THE COMMISSION OR
                              ANY
SPONSORS:                     STATE SECURITIES COMMISSION PASSED UPON THE
Merrill Lynch,                ACCURACY
Pierce, Fenner & Smith        OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
Incorporated                  TO THE CONTRARY IS A CRIMINAL OFFENSE.
Smith Barney Inc.             INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
PaineWebber Incorporated      1-800-323-1508
Prudential Securities         PROSPECTUS DATED AUGUST 8, 1997.
Incorporated                  READ AND RETAIN THIS PROSPECTUS FOR FUTURE
Dean Witter Reynolds Inc.     REFERENCE.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined U.S. Treasury Portfolio
----------------------------------------------------------------

Our defined portfolio of U.S. Treasury securities offers you a simple and convenient way to participate in the U.S. Treasury market and obtain monthly income while earning an attractive return.

INVESTMENT OBJECTIVES
To obtain safety of capital as well as current monthly income through investment in an extendable portfolio consisting of U.S. Treasury securities with laddered maturities of approximately one to five years. The Fund seeks to reduce unit price fluctuations with changing interest rates by reinvesting the proceeds of maturing securities approximately once a year until 2007 into Extension Securities with maturities of approximately five years so that the Fund will maintain a Portfolio of securities with a weighted average maturity of approximately 2 1/2 years.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PORTFOLIO COMPOSITION

As of the evaluation date, April 30, 1997, the Portfolio contains 5 different issues of U.S. Treasury securities with fixed final maturity dates ranging from 1997 to 2001. The percentage relationships are as follows: 5.50% coupons maturing 7/31/97, 20%; 5.125% coupons maturing 4/30/98, 20%; 6.75% coupons maturing 6/30/99, 20%; 6.875% coupons maturing 3/31/00, 20%; and 6.375% coupons maturing 3/31/01, 20%. As each U.S. Treasury security matures, until approximately 2007, the proceeds (minus the deferred sales charge payable to the Sponsors) will be automatically reinvested into new five-year U.S. Treasury securities. For the last five years of the Fund, proceeds of maturing securities will be distributed to investors as they become available, returning approximately 20% of the Portfolio as of the last year in which an Extension occurs on maturity of each Security.

CALL PROTECTION

100% of the aggregate face amount of the Portfolio is not subject to redemption prior to maturity but is payable in full at the stated maturity amounts.
----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

U.S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Therefore, an investment in units of the Fund should be made with an understanding of the risks which an investment in fixed-rate short and intermediate term debt obligations may entail, including the risk that the value of the Portfolio and hence of the units will decline with increases in interest rates. Holders should also understand that while the weighted average maturity of the Portfolio is approximately 2 years, until approximately 2007 it will range from a low of one year to a high of five years, depending on the time to the next extension date. There is no guarantee that the Fund will achieve its investment objective. The Fund is not backed by the full faith and credit of the U.S. Government.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

MONTHLY INCOME DISTRIBUTIONS

The Fund pays monthly income, even though the securities generally pay interest semi-annually.

WHAT YOU MAY EXPECT
(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit                          $    4.93
Annual Income per unit:                                  $   59.22


These figures are estimates and actual payments may vary.

----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER 1,000 UNITS                 $1,003.42

The Public Offering Price as of April 30, 1997, the Evaluation Date, is based on the aggregate offer side evaluation of the underlying securities ($105,052,970) divided by the number of units outstanding (106,020,611) times 1,000, plus the initial sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of $250. There is no minimum purchase for payroll deduction plans.

SALES CHARGES

The total sales charge for this investment combines an initial up-front sales charge and a maximum of 10 annual deferred sales charges that will be paid from the proceeds of maturing Securities on their maturity dates (each a 'Deferred Charge Payment Date'). The initial sales charge is reduced on quantity purchases. If an investor sells or redeems units before a Deferred Charge Payment Date, no future deductions of deferred sales charges will be collected from that investor. This will have the effect of reducing the rate of sales charges paid by that investor.

DISTRIBUTIONS
In addition to monthly income distributions, distributions of any capital gain net income (i.e., the excess of capital gains over capital losses) recognized by the Fund in any taxable year will be made annually shortly before or after the end of the year. Until 2007, the proceeds from maturing Securities will be automatically reinvested into new Securities if available with maturities of approximately five years. Therafter, a distribution will be made in cash when each remaining Security in the Fund matures.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into additional units of the Portfolio subject only to the deferred sales charge remaining at the time of reinvestment. Reinvesting helps to compound your income for a greater total return.

TAXES

Individual investors will not be subject to any state or local personal income taxes on distributions of the Fund's interest income. Distributions of ordinary income or capital gain from the Fund will constitute dividends for Federal income tax purposes, but will not be eligible for the dividends-received deduction for corporations.

Distributions to investors who are not U.S. citizens or residents will generally be subject to withholding tax at the statutory rate of 30% (or a lesser treaty rate). Because interest income of the type received by the Fund would generally not be subject to withholding if received directly by a foreign investor, an investment in the Fund is likely to be appropriate for a foreign investor only when that foreign investor can utilize a foreign tax credit or corresponding benefit in respect of such withholding tax.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

SALES CHARGE

First-time investors pay a 1.25% sales charge when they buy. In addition, deferred sales charges of $3.75 per 1,000 units will be paid from the proceeds of maturing Securities on each Deferred Charge Payment Date until 2007 ($37.50 total through the final Deferred Charge Payment Date). This deferred method of payment keeps more of your money invested over a longer period of time. Although this is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                      As a %
                                   of Public          Amount per
                              Offering Price         1,000 Units
                              -------------------  ---------------
Maximum Initial Sales Charge            1.25%        $     12.54
Deferred Sales Charge                   3.74%              37.50
                              -------------------  ---------------
                                        4.99%        $     50.04
                              -------------------  ---------------
                              -------------------  ---------------
Maximum Sales Charge Imposed
  on Reinvested Dividends               3.74%        $     37.50

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                     Amount per
                                                    1,000 Units
                                                  ---------------
Trustee's Fee                                       $      0.36
Portfolio Supervision, Bookkeeping and
  Administrative Fees                               $      0.25
Evaluator's Fee                                     $      0.02
Other Operating Expenses                            $      0.60
                                                  ---------------
TOTAL                                               $      1.23


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the then current net asset value (based on the offer side evaluation of the bonds during the initial public offering period and on the lower, bid side evaluation thereafter, as determined by an independent evaluation, plus accrued interest). The redemption and secondary market repurchase price as of April 30, 1997 was $989.03 per 1,000 units ($14.39 per 1,000 units less than the Public Offering Price). If you sell your units before the termination of the Portfolio, you will not pay the remaining deferred sales charges. There is no fee for redeeming or selling Units.

THE GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY STRATEGY TRUST - 1, DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of The Government Securities Income Fund,
  U.S. Treasury Strategy Trust - 1, Defined Asset Funds:

We have audited the accompanying statement of condition of The Government Securities Income Fund, U.S. Treasury Strategy Trust - 1, Defined Asset Funds, including the portfolio, as of April 30, 1997 and the related statements of operations and of changes in net assets for the years ended April 30, 1997, 1996 and 1995. These financial statements are the responsibility of the Trustee.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at April 30, 1997, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Government Securities Income Fund, U.S. Treasury Strategy Trust - 1, Defined Asset Funds at April 30, 1997 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
July 24, 1997

THE GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY STRATEGY TRUST - 1, DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF APRIL 30, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $104,641,165) (Note 1)                                        $104,857,586











  Accrued interest receivable                                              1,007,473

            Total trust property                                         105,865,059

LESS LIABILITIES:
  Advance from Trustee                                    $    618,698
  Accrued Sponsors' fees                                         8,501       627,199

NET ASSETS, REPRESENTED BY:
  106,020,611 units of fractional undivided interest
    outstanding (Note 3)                                   104,866,377
  Undistributed net investment income                          371,483  $105,237,860

UNIT VALUE ($105,237,860 / 106,020,611 units)                               $0.99262


                  See Notes to Financial Statements.

THE GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY STRATEGY TRUST - 1, DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                             Years Ended April 30,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $5,818,631   $4,621,610   $3,325,655
  Trustee's fees and expenses                           (110,386)    (106,638)     (90,586)
  Sponsors' fees                                         (13,770)     (12,876)     (16,758)

  Net investment income                                5,694,475    4,502,096    3,218,311

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss) on securities sold
    or redeemed                                          208,200       22,563      (66,942)
  Unrealized appreciation (depreciation) of
    investments                                         (379,893)   1,532,731      500,604

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS                                           (171,693)   1,555,294      433,662

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $5,522,782   $6,057,390   $3,651,973


                  See Notes to Financial Statements.


THE GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY STRATEGY TRUST - 1, DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                            Years Ended April 30,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                           $  5,694,475   $ 4,502,096   $ 3,218,311
  Realized gain (loss) on securities sold
    or redeemed                                        208,200        22,563       (66,942)
  Unrealized appreciation (depreciation)
    of investments                                    (379,893)    1,532,731       500,604

  Net increase in net assets resulting
    from operations                                  5,522,782     6,057,390     3,651,973

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income                                            (5,639,744)   (4,459,871)   (3,185,046)
  Principal                                           (123,807)

  Total distributions                               (5,763,551)  (4,459,871)   (3,185,046)

DEFERRED SALES CHARGES (Note 5)                       (321,330)                   (505,149)

CAPITAL SHARE TRANSACTIONS:
  Issuances of 20,332,658, 11,988,833 and
    23,967,213 units, respectively                  20,214,589    12,030,128    23,255,184
  Redemptions of 1,007,465 and 2,760,628
    units, respectively                                           (1,025,479)  (2,694,180)

  Net capital share transactions                    20,214,589    11,004,649    20,561,004

NET INCREASE IN NET ASSETS                          19,652,490    12,602,168    20,522,782

NET ASSETS AT BEGINNING OF YEAR                     85,585,370    72,983,202    52,460,420

NET ASSETS AT END OF YEAR                         $105,237,860   $85,585,370   $72,983,202

PER UNIT:
  Income distributions during year                    $0.05877      $0.05464      $0.04762

  Principal distributions during year                 $0.00124

  Net asset value at end of year                      $0.99262      $0.99880      $0.97693

TRUST UNITS OUTSTANDING AT END OF YEAR             106,020,611    85,687,953    74,706,585













                  See Notes to Financial Statements.

THE GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY STRATEGY TRUST - 1, DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units -
Trustee's Redemption of Units" in this Prospectus, Part B). The cost of securities deposited subsequent to the initial date of deposit are based on offering side evaluations at dates of purchase. Gains or losses on sales of securities are computed using the first-in, first-out method.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Interest income is recorded as earned.

2.   DISTRIBUTIONS

     Net investment income is distributed to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income and Distributions - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

Cost of 106,020,611 units at Dates of Deposit                $106,729,797
Less sales charges (including deferred sales charges paid)      2,150,453
Net amount applicable to Holders                              104,579,344
Redemption of units - net cost of 3,768,093 units
  redeemed less redemption amounts                                 30,598
Realized gain on securities sold or redeemed                      163,821
Principal distributions                                          (123,807)
Net unrealized appreciation of investments                        216,421

Net capital applicable to Holders                            $104,866,377

4.   INCOME TAXES












     All Fund items of income received, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At April 30, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the cost as shown in the fund's portfolio.

5.   DEFERRED SALES CHARGES

     Deferred sales charges are paid to the Sponsors as described in this Prospectus, Part A.

THE GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY STRATEGY TRUST - 1, DEFINED ASSET FUNDS

PORTFOLIO
AS OF APRIL 30, 1997

       Portfolio No. and Title of             Face        Interest
               Securities                    Amount         Rate       Maturities        Cost(1)        Value(1)

1.   United States Treasury Notes        $ 21,105,000      5.500%       7/31/97      $ 21,173,881    $ 21,089,171

2.   United States Treasury Notes          21,105,000      5.125        4/30/98        20,861,447      20,937,004

3.   United States Treasury Notes          20,874,000      6.750        6/30/99        20,886,289      21,064,371

4.   United States Treasury Notes          20,840,000      6.875        3/31/00        20,876,834      21,089,038

5.   United States Treasury Notes          20,784,000      6.375        3/31/01        20,842,714      20,678,002

TOTAL                                    $104,708,000                                 $104,641,165   $104,857,586

(1)  See note 1 to Financial Statements.


                         AUTHORIZATION FOR REINVESTMENT
                       GOVERNMENT SECURITIES INCOME FUND
                        U.S. TREASURY STRATEGY TRUST--1
                              DEFINED ASSET FUNDS
/ / YES, I WANT TO PARTICIPATE IN THE FUND'S REINVESTMENT PLAN AND PURCHASE ADDITIONAL UNITS OF THE FUND EACH MONTH.
     I hereby acknowledge receipt of the Prospectus for Government Securities Income Fund, U.S. Treasury Strategy Trust--1, Defined Asset and authorize The Chase Manhattan Bank to pay distributions on my Units as indicated below (distributions to be reinvested will be paid for my account to The Chase Manhattan Bank).


          Income distributions
                  (check one):         / / in cash      / / reinvested


Please print or type


Name                                Registered Holder
Address
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)
City  State  Zip Code


     This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, N.Y.                       NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          GOVERNMENT SECURITIES INCOME FUND                    UNITED STATES
          U.S. TREASURY STRATEGY TRUST--1
          THE CHASE MANHATTAN BANK
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, N.Y. 10274-5179


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                               PROSPECTUS--PART B
       GOVERNMENT SECURITIES INCOME FUND--U.S. TREASURY STRATEGY TRUSTSM
                             DEFINED ASSET FUNDSSM

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
                              PRECEDED BY PART A.
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY
                                  BE OBTAINED
      WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF THIS PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          3
How to Sell Units.....................................          4
Income, Distributions and Reinvestment................          5
Fund Expenses.........................................          6
Taxes.................................................          7
Records and Reports...................................          9
                                                          PAGE
                                                        ---------
Trust Indenture.......................................          9
Miscellaneous.........................................         10
Supplemental Information..............................         11
Appendix A--Sales Charge Schedules....................        a-1


FUND DESCRIPTION

PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Securities for the Portfolio after considering the Fund's investment objectives as well as the availability of the Securities, the price of the Securities compared to similar securities and the extent to which they were trading at discounts or premiums to par, and the maturities of the Securities. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. Yields on U.S. Government securities depend on many factors including general money market conditions, general conditions of the bond markets and prevailing interest rates. A summary of the Securities in the Portfolio appears in Part A of the Prospectus.

     The Portfolio contains interest-bearing U.S. Treasury securities, including certain additional interest-bearing U.S. Treasury securities subsequently acquired by the Fund through the reinvestment of the proceeds of maturing securities (less an amount for deferred sales charge obligations) to take place approximately once a year ('Extensions'). The deposit of the Securities in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Securities. Following the initial date of deposit the Sponsors may deposit additional Securities, including Extension Securities, in order to create new Units, maintaining to the extent possible that original proportionate relationship.

     Because each Defined Asset Fund is a preselected portfolio of securities, you know the terms of the Securities before you invest. Of course, the Portfolio will change somewhat over time, as Extension Securities are deposited, and as Securities mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Securities are disposed of, this principal should be relatively unaffected by changes in interest rates.

     In addition, until 2007, the proceeds from maturing Securities (less an amount necessary to satisfy the investors' deferred sales charge obligation) may be reinvested into Extension Securities with maturities of approximately five years and at prices at or close to par, if possible; if appropriate Extension Securities are not available in any of those years, and in each year subsequent to approximately the fourteenth year of the Fund in which a Security matures, the proceeds will be distributed to investors upon maturity of the Security.

PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. Experienced financial analysts regularly review the Portfolio and a Security may be sold in certain circumstances including the occurrence of a default in payment on the Security or any other securities backed by the full faith and credit of the United States, institution of certain legal proceedings, if the Security becomes inconsistent with the Fund's investment objectives, a decline in the price of the Security or the occurrence of other market or credit factors that, in the opinion of Defined Asset Funds research analysts, makes retention of the Security detrimental to the interests of investors.

     The Sponsors and the Trustee are not liable for any default or defect in a Security. If a contract to purchase any Security fails, the Sponsors may generally deposit a replacement security so long as it is a security issued by the U.S. Treasury and has a fixed maturity date substantially similar to the failed Security. A replacement security must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Security and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Security, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. The U.S. Treasury obligations included in the Portfolio, though backed by the full faith and credit of the United States, are subject to changes in market value when interest rates fluctuate. Generally speaking, securities with longer maturities will fluctuate in value more than securities with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Securities may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount securities are lower than comparably rated securities selling at par because discount securities tend to increase in market value as they approach maturity. The current returns of market premium securities are higher than comparably rated securities selling at par because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium security will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the date of this Prospectus which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Fund.

PAYMENT OF THE SECURITIES AND LIFE OF THE FUND

     The size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Securities as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund generally will be terminated no later than one year following the maturity date of the last maturing Security in the Portfolio. It will terminate earlier upon the disposition of the last Security or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below 40% of the value of Securities when deposited. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter Units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Securities remaining in the Portfolio although any Security unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Securities, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

HOW TO BUY UNITS

PUBLIC OFFERING PRICE

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund. In the initial offering period (expected to last until 2007), the Public Offering Price is based on the next offer side evaluation of the Securities, and includes a sales charge based on the number of Units of the Fund purchased on any one day by a single purchaser (see Initial Offering sales charge schedule in Appendix A). In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based on the number of Units of the Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix A). Purchases in the secondary market of one or more Series sponsored by the Sponsors that have the same rates of sales charge may be aggregated.

     Purchase of Units is subject to (i) an initial sales charge at the rates set forth in the table below and (ii) a maximum of 10 deferred sales charges of $3.75 per 1,000 Units payable from the proceeds of maturing Securities on their maturity date (each a 'Deferred Charge Payment Date'). The percentages which the aggregate sales charges represent of the Public Offering Price per 1,000 Units at various intervals are shown in the chart below. If you sell or redeem Units before the final Deferred Charge Payment Date, no deferred sales charge deduction will be made from the proceeds, and this will have the effect of reducing the aggregate sales charges. Similarly, if Units are purchased after any Deferred Charge Payment Date, you will not pay charges previously deducted and this will also have the effect of reducing the aggregate sales charges.

                          AGGREGATE SALES CHARGES AS A
   PERCENTAGE OF PUBLIC OFFERING PRICE PER 1,000 UNITS AT SELECTED INTERVALS*


                                                          PUBLIC                                              PUBLIC
                                                      OFFERING PRICE          PUBLIC OFFERING             OFFERING PRICE
                                                          MINUS                  PRICE PER                     PLUS
                                                  ----------------------       1,000 UNITS ON       --------------------------
                                                     $50         $25           APRIL 30, 1997           $25           $50
                                                  ----------  ----------  ------------------------  ------------  ------------


Public Offering Price                             $   953.42  $   978.42       $     1,003.42       $   1,028.42  $   1,053.42
Aggregate Sales Charges                           $    49.41  $    49.73       $        50.04       $      50.35  $      50.66
Aggregate Sales Charges as a percentage of
  Public Offering Price                                 5.18%       5.08%                4.99%              4.90%         4.81%


     To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser. This procedure may be amended or terminated at any time without notice.

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per 1,000 Units.

---------------
*These represent the maximum fees and figures assuming that Units were purchased on the date stated and are held until maturity of the Fund. Sales before the last Deferred Charge Payment Date will result in less deductions of deferred sales charges and therefore have the effect of reducing the aggregate sales charge. The initial sales charge is reduced on purchases of 1,000,000 Units or more.

     The next chart sets forth the estimated maximum dollar amount payable on account of the deferred sales charge assuming you hold your Units through the following numbers of maturities of the Securities in the portfolio (approximately annually), as follows:

                     MAXIMUM DOLLAR AMOUNT PER 1,000 UNITS
                  PAYABLE ON ACCOUNT OF DEFERRED SALES CHARGE


               CUMULATIVE
                 DEFERRED
                    SALES
 MATURITIES        CHARGE
-------------  -----------
          1     $    3.75
          2          7.50
          3         11.25
          4         15.00
          5         18.75
          6         22.50
          7         26.25
          8         30.00
          9         33.75
         10         37.50


EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and the following Federal holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. Securities evaluations are generally determined on the basis of current bid or offer prices for the Securities or comparable securities or by appraisal or by any combination of these methods. Under current market conditions the bid prices for Treasury obligations of the type deposited in the Portfolio are expected to be approximately .10% less than the offer price. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Securities, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. The Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment (see Appendix A). If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     You may request distribution in kind from the Trustee instead of cash redemption, provided that you are tendering Units with a value of at least $50,000. By the seventh calendar day after tender, an amount and value of Securities per Unit, together with a pro rata portion of the cash balance in the Fund, equal to the Redemption Price per Unit, will be paid over to the Trustee, as distribution agent, and either held for your account or disposed of in accordance with your instructions. Any brokerage commissions on sales of Securities in connection with in-kind redemptions will be borne by you.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Securities not reasonably practicable, or for any other period permitted by the SEC.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS AND RETURNS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Securities is generally received by the Fund on a semi-annual or annual basis. Because interest on the Securities is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Securities, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. In approximately the next 11 years of the Fund, all principal from maturing Securities (less an amount necessary to satisfy the investors' deferred sales charge obligation) will be reinvested in Extension Securities. Thereafter, as each Security in the Portfolio matures, the balance in the Capital Account will be distributed on or about the second business day following the maturity date to investors of record on the business day immediately preceding the distribution day.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses as stated in Part A of the Prospectus, will change as Securities mature, are called or sold or otherwise disposed of, as replacement obligations are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates and the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional redemptions of Securities or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

ESTIMATED YIELD TO NEXT EXTENSION DATE

     Estimated Yield to Next Extension Date shows the net annual yield to investors from the date of purchase of Units until the Next Extension Date (i.e., the next date on which approximately 20% of the face value of the Portfolio matures). Under accepted bond practice, bonds are customarily offered to investors on a 'yield price' basis, which involves computation of yield to maturity, and which takes into account not only the interest payable on the bonds but also the amortization or accretion to a specified date of any premium over or discount from the par (maturity) value in the bond's purchase price. In calculating Estimated Yield to Next Extension Date, the average yield for the Portfolio is derived by weighting each Security's yield by the market value of the Security (but not by the time remaining to maturity). Once the average Portfolio yield is computed, this figure is then adjusted for estimated expenses and the effect of the applicable sales charges paid by investors. The Estimated Yield to Next Extension Date calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, overstate or understate the impact of sales charges. All of these factors may result in a lower figure.

     Estimated Yield to Next Extension Date will vary with the purchase price of the Units (including sales charges), changes in fund income and expenses and changes in Portfolio composition (including dispositions and Extensions of Securities) and the date of purchase of the Units and therefore can be materially different than the figure set forth herein. In addition this figure, may not be directly comparable to yield figures used to measure other investments, and since it is based on certain assumptions and variables the actual return received by an investor may be higher or lower.

REINVESTMENT

     Income distributions on Units may be reinvested by participating in the Fund's reinvestment plan. Under the plan, the Units acquired for investors will be either Units already held in investory by the Sponsors or new Units created by the Sponsors' deposit of additional Securities. Deposits or purchases of additional Securities will generally be made so as to maintain the then existing proportionate relationship among the number of shares of each Security in the Fund. Units acquired by reinvestment will be subject to the applicable Public Offering Price (less the initial sales charge). The Sponsors reserve the right to amend, modify or terminate the reinvestment plan at any time without prior notice. Investors holding Units in 'street name' should contact their broker, dealer or financial institution if they wish to participate in the reinvestment plan.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Securities for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.25 per $1,000 face amount of underlying Securities to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Series of Government Securities Income Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per 1,000 Units. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without Investors' approval.

     All of the expenses incurred in establishing the Fund, as well as advertising and selling expenses, will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES

TAXATION OF THE FUND

     The Fund intends to qualify for and elect the special tax treatment applicable to 'regulated investment companies' under Sections 851-855 of the Internal Revenue Code of 1986, as amended (the 'Code'). Qualification and election as a 'regulated investment company' involves no supervision of investment policy or management by any government agency. If the Fund qualifies as a 'regulated investment company' and distributes to investors 90% or more of its taxable income excluding its net capital gain (i.e. the excess of its net long-term capital gain over its short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) it distributes to investors in a timely manner. In addition, the Fund will not be subject to the 4% excise tax on certain undistributed income of 'regulated investment companies' to the extent it distributes to investors in a timely manner at least 98% of its taxable income (including any net capital gain). It is anticipated that the Fund will not be subject to Federal income tax or the excise tax, because the Indenture requires the distribution of the Fund's taxable income (including any net capital gain) in a timely manner. Although all or a portion of the Fund's taxable income (including any net capital gain) for a calendar year may be distributed shortly after the end of the calendar year, such a distribution will be treated for Federal income tax purposes as having been received by investors during the calendar year.

DISTRIBUTIONS

     Distributions of the Fund's net capital gain that are designated as capital gain dividends by the Fund will be taxable to investors as long-term capital gain, regardless of the time the Units have been held by an investor. However, if the Fund were to terminate in less than one year, the Fund would not distribute any capital gain dividends. Distributions to investors of the Fund's interest income, gain that is treated as ordinary income under the market discount rules, and any net short-term capital gain in any year will generally be taxable as ordinary income to investors to the extent of the Fund's taxable income (other than taxable income attributed to its net capital gain) for that year. Distributions in excess of the Fund's taxable income will be treated as a return of capital and will reduce the investor's basis in his Units and, to the extent that such distributions exceed his basis, will be treated as a gain from the sale of his Units as discussed below. It is anticipated that substantially all of the distributions of the Fund's net capital gains will be designated as capital gain dividends and that the Fund's interest income, ordinary gain and any net short-term capital gain will be taxable as ordinary income to investors. Distributions that are taxable as ordinary income to investors will constitute dividends for Federal income tax purposes but will not be eligible for the dividends-received deduction for corporations.

     An investor, other than a dealer in securities, will generally recognize capital gain or loss when the investor disposes of his Units (by sale, redemption or otherwise). In the case of a distribution of Securities to an investor upon redemption of his Units, gain or loss will generally be recognized in an amount equal to the difference between the investor's tax basis in his Units and the fair market value of the Securities received in redemption. Net capital gain may be taxed at a lower rate than ordinary income for certain individuals and other noncorporate taxpayers. Any such capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. However, any capital loss on the sale or redemption of a Unit that an investor has held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to the investor by the Fund. The deduction of capital losses is subject to limitations.

     Sales of Securities by the Fund (to meet redemptions or otherwise) may give rise to gain (including market discount) to the Fund. The amount of gain will be based upon the cost of the Security to the Fund and will be without regard to the value of the Security when a particular investor purchases his Units. Since distributions of such gain do not generally reduce an investor's tax basis in his Units, an investor may have a corresponding capital loss (or a reduced amount of gain) on a subsequent sale or redemption of his Units.

     The Federal tax status of each year's distributions will be reported to investors and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of the Fund and to the tax treatment of distributions by the Fund to U.S. investors. Investors who are not U.S. citizens or residents should be aware that distributions from the Fund generally will be subject to a withholding tax of 30%, or a lower treaty rate. Because interest income of the type received by the fund would generally not be subject to withholding if received directly by the foreign investor, an investment in the Fund is likely to be appropriate for a foreign investor only when that foreign investor can utilize a foreign tax credit or corresponding benefit in respect of such withholding taxes. Foreign investors should consult their own tax advisers to determine whether investment in the Fund is appropriate. Distributions may also be subject to state and local taxation and investors should consult their own tax advisers in this regard.

     Investors will be taxed in the manner described above regardless of whether distributions from the Fund are actually received by the investor or are automatically reinvested (see Income, Distributions and Reinvestment-- Reinvestment above).

                                 *     *     *

     The Sponsors believe that investors who are individuals will not be subject to any state or local personal income taxes on distributions of the Fund's interest income. However, investors (including individuals) may be subject to state or local taxes on distributions by the Fund of income other than interest as well as capital gains from the sale or redemption of Units of a Fund. Other state and local taxes (including corporate income or franchise taxes, personal property or intangible taxes and estate or inheritance taxes) may also be imposed on distributions of income by the Fund or capital gains from the sale or redemption of Units of a Fund. In addition, individual investors (and any other investors that are subject to state or local taxes on the interest income distributed by the Fund) may not be entitled to a deduction for state and local tax purposes for any interest on indebtedness incurred to purchase or carry their Units or for their share of fees and expenses paid by the Fund. Therefore, even though the Sponsors believe that interest income distributed by the Fund is exempt from state and local personal income taxes in all states, investors should consult their own tax advisers with respect to state taxation.

RETIREMENT PLANS

     This Series of Government Securities Income Fund may be well suited for purchase by Individual Retirement Accounts ('IRAs'), Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special 5 or 10 year averaging or tax-deferred rollover treatment. Investors in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any of these plans should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any of these plans. These plans are offered by brokerage firms, including the Sponsor of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

     Retirement Plans for the Self-Employed--Keogh Plans. Units of the Fund may be purchased by retirement plans established for self-employed individuals, partnerships or unincorporated companies ('Keogh plans'). The assets of a Keogh plan must be held in a qualified trust or other arrangement which meets the requirements of the Code. Keogh plan participants may also establish separate IRAs (see below) to which they may contribute up to an additional $2,000 per year ($4,000 in a spousal account).

     Individual Retirement Account--IRA. Any individual can make use of a qualified IRA arrangement for the purchase of Units of the Fund. Any individual (including one covered by an employer retirement plan) can make a contribution in an IRA equal to the lesser of $2,000 ($4,000 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductible amount an individual covered by an employer retirement plan may contribute will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of married individuals filing a joint return) or $200 (in the case of a married individual filling a separate return). Certain transactions which are prohibited under Section 408 of the Code will cause all or a portion of the amount in an IRA to be deemed to be distributed and subject to tax at that time. Unless nondeductible contributions were made in 1987 or a later year, all distributions from an IRA will be treated as ordinary income but generally are eligible for tax-deferred rollover treatment. Taxable distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability or where the amount distributed is part of a series of substantially equal periodic (at least annual) payments that are to be made over the life expectancies of the participant and his or her beneficiary, are generally subject to a surtax in an amount equal to 10% of the distribution.

     Corporate Pension and Profit-Sharing Plans. A pension or profit-sharing plan for employees of a corporation may purchase Units of the Fund.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Securities and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Securities held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Securities in exchange or substitution for Securities (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Securities removed and the replacement Securities deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Securities held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Securities, the cash proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity or sale of any Security), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor. Investors may obtain copies of Security evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Morgan Stanley, Dean Witter, Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors intend to continue to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges; each Underwriter's interest in the Underwriting Account will depend upon the number of Units acquired through the issuance of additional Units. The Sponsors also realize a profit or loss on deposit of the Securities equal to the difference between the cost of the Securities to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Securities. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

     Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Securities in the Portfolio, so there may be a gain or loss when Units are sold.

     Fund performance may be compared to performance data from publications such as Donoghue's Money Fund Report, Lehman Brothers Intermediate Treasury Bond Index, Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Securities that may be part of the Fund's Portfolio and general information about the structure and operation of the Fund.

                                   APPENDIX A
                     INITIAL OFFERING SALES CHARGE SCHEDULE


                                                                    SALES CHARGE
                                                     (GROSS UNDERWRITING PROFIT)
                                                   ----------------------------------
                                                   AS A PERCENT OF      AS PERCENT OF  DEALER CONCESSION AS   PRIMARY MARKET
                                                   OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC       CONCESSION TO
                 AMOUNT INVESTED                   OFFERING PRICE          INVESTED     OFFERING PRICE        INTRODUCING DEALERS
-------------------------------------------------  -------------------  -------------  ---------------------  -------------------

Less than $1,000,000.............................            1.25%            1.266%             0.813%            $    9.00
$1,000,000 to $4,999,999.........................            1.00             1.010              0.650                  7.20
$5,000,000 or more...............................             .75              .756              0.490                  5.40


                     SECONDARY MARKET SALES CHARGE SCHEDULE


                                                                                         SALES CHARGE
                                                                          (GROSS UNDERWRITING PROFIT)
                                                                    --------------------------------------
                                                                    AS A PERCENT OF      AS PERCENT OF      DEALER CONCESSION AS
                                                                    OFFER SIDE PUBLIC       NET AMOUNT      PERCENT OF PUBLIC
                         NUMBER OF UNITS                            OFFERING PRICE            INVESTED       OFFERING PRICE
------------------------------------------------------------------  -------------------  -----------------  --------------------

Less than 1,000,000...............................................            1.50%              1.523%               0.975%
1,000,000 to 4,999,999............................................            1.00               1.010                0.650
5,000,000 or more.................................................             .75                .756                0.490

                             Def ined
                             Asset FundsSM


SPONSORS:                               GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     U.S. Treasury Strategy TrustSM--1
Defined Asset Funds                     (A Unit Investment Trust)
P.O. Box 9051                           This Prospectus does not contain all of
Princeton, NJ 08543-9051                the information with respect to the
(609) 282-8500                          investment company set forth in its
Smith Barney Inc.                       registration statement and exhibits
Unit Trust Department                   relating thereto which have been filed
388 Greenwich Street--23rd Floor        with the Securities and Exchange
New York, NY 10013                      Commission, Washington, D.C. under the
212 (816) 4000                          Securities Act of 1933 and the
PaineWebber Incorporated                Investment Company Act of 1940, and to
1200 Harbor Boulevard                   which reference is hereby made. Copies
Weehawken, NJ 07087                     of filed material can be obtained from
(201) 902-3000                          the Public Reference Section of the
Prudential Securities Incorporated      Commission, 450 Fifth Street, N.W.,
One New York Plaza                      Washington, D.C. 20549 at prescribed
New York, NY 10292                      rates. The Commission also maintains a
(212) 778-6164                          Web site that contains information
Dean Witter Reynolds Inc.               statements and other information
Two World Trade Center--59th Floor      regarding registrants such as Defined
New York, NY 10048                      Asset Funds that file electronically
(212) 392-2222                          with the Commission at
EVALUATOR:                              http://www.sec.gov.
Kenny S&P Evaluation Services,          ------------------------------
a division of J. J. Kenny Co., Inc.     No person is authorized to give any
65 Broadway                             information or to make any
New York, NY 10006                      representations with respect to this
TRUSTEE:                                investment company not contained in its
The Chase Manhattan Bank                registration statement and exhibits
Customer Service Retail Department      related thereto; and any information or
Bowling Green Station                   representation not contained therein
P.O. Box 5187                           must not be relied upon as having been
New York, NY 10274-5187                 authorized.
1-800-323-1508                          ------------------------------
                                        When Units of this Fund are no longer
                                        available this Prospectus may be used as a preliminary prospectus for a future series, and investors should note the following:
                                        Information contained herein is subject
                                        to amendment. A registration statement
                                        relating to securities of a future
                                        series has been filed with the
                                        Securities and Exchange Commission.
                                        These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.
                                        This Prospectus shall not constitute an
                                        offer to sell or the solicitation of an
                                        offer to buy nor shall there be any sale of these securities in any State in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                                      14993--8/97

                       GOVERNMENT SECURITIES INCOME FUND
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

     The following exhibits:

        1.1.1--Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

        4.1  --Consent of the Evaluator.

        5.1  --Consent of independent accountants.

        9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to Post-Effective Amendment No. 1 to the Registration Statement of Government Securities Income Fund Freddie Mac Series--12, 1933 Act File No. 33-56849).

                       GOVERNMENT SECURITIES INCOME FUND
                        U.S. TREASURY STRATEGY TRUST--1
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, GOVERNMENT SECURITIES INCOME FUND, U.S. TREASURY STRATEGY TRUST--1 DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 31ST DAY OF JULY, 1997.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By
       ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Number:
                                                              33-41631


      JAMES T. GAHAN
      ALAN D. HOGAN
      LELAND B. PATON
      HARDWICK SIMMONS
      By
       WILLIAM W. HUESTIS
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Number:
                                                              33-49753 and
                                                              33-51607


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT F. GREENHILL
      JEFFREY LANE
      JACK L. RIVKIN

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Number: 33-17085
  Reynolds Inc.:


      NANCY DONOVAN
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      STEPHEN R. MILLER
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      LEE FENSTERSTOCK
      JOSEPH J. GRANO, JR.
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)